Agreement and Plan of Merger (Details Narrative)		1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Nov. 14, 2024 USD ($) Integer $ / shares shares	Aug. 31, 2025 USD ($)	Nov. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Integer shares	Dec. 31, 2023 USD ($)
Number of therapeutic pipeline clinical stage | Integer												1
Number of therapeutic pipeline pre clinical stage | Integer	1
Fair value of warrants		$ 1,900,000	$ 82,100
Merger related expenses							$ 992,000				$ 2,290,000	$ 3,273,000
ADSs issued amount					$ 4,404,000	$ 2,242,000		$ 6,951,000	$ 1,664,000			11,467,000	$ 6,961,000
Transaction costs												$ 3,200,000
Paulson Investment Company LLC [Member]
Purchase of aggregate shares | shares												243,000,000
ADSs issued amount												$ 270,945,000
Measurement Input, Share Price [Member]
Warrants outstanding input		1.11	0.81
Measurement Input, Price Volatility [Member]
Warrants outstanding input		0.93	86
Measurement Input, Expected Term [Member]
Warrants outstanding input		0.6	5
Measurement Input, Risk Free Interest Rate [Member]
Warrants outstanding input		0.0382	3.68
American Depositary Shares [Member]
Purchase of aggregate shares | shares	12,613,942
Percentage of expected ownership in outstanding shares	48.40%
American Depositary Share [Member] | Paulson Investment Company LLC [Member]
Purchase of aggregate shares | shares												121,500
Ordinary Shares [Member]
Merger agreement exchange ratio per ordinary share	0.2935
Ordinary Shares [Member] | American Depositary Shares [Member]
Purchase of aggregate shares | shares	12,613,942
Peak Bio [Member]
Date of acquisition	Nov. 14, 2024
Fair value of warrants	$ 1,800,000
Assumed options to purchase | shares												3,236,162,000
Estimated fair value of the adjusted options	1,800,000
Transaction costs												$ 1,500,000
Peak Bio [Member] | Intellectual Property [Member]
Intangible assets	39,200,000
Peak Bio [Member] | Intellectual Property [Member] | Merger Agreement [Member]
Intangible assets	38,100,000
Peak Bio [Member] | Goodwill [Member]
Intangible assets	8,400,000
Peak Bio [Member] | Goodwill [Member] | Merger Agreement [Member]
Intangible assets	$ 9,500,000
Peak Bio [Member] | Measurement Input, Share Price [Member]
Warrants outstanding input	2.23
Peak Bio [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Warrants outstanding input	0.841
Peak Bio [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Warrants outstanding input	0.864
Peak Bio [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants outstanding input	0.000
Peak Bio [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Warrants outstanding input	0.20
Peak Bio [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Warrants outstanding input	5.32
Peak Bio [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Warrants outstanding input	0.043
Peak Bio [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Warrants outstanding input	0.046
Peak Bio [Member] | American Depositary Shares [Member]
Purchase of aggregate shares | shares	12,613,942
Assumed options to purchase | shares	16,996,592
Peak Bio [Member] | American Depositary Shares [Member] | November 2022 Peak Bio Warrants [Member]
Purchase of aggregate shares | shares	1,577,556											1,577,566
Shares issued price per share | $ / shares	$ 39.18
Peak Bio [Member] | American Depositary Shares [Member] | April 2023 Peak Bio Warrants [Member]
Purchase of aggregate shares | shares	1,187,013											1,187,013
Shares issued price per share | $ / shares	$ 2.04
Peak Bio [Member] | Ordinary Shares [Member]
Assumed options to purchase | shares	25,227,884,000
Peak Bio [Member] | Company ADSs Issuable on Exercise of Peak Bio Adjusted Options [Member] | American Depositary Shares [Member]
Assumed options to purchase | shares	1,618,081